Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Percentage of votes in terms of shares held by the holders of redeemable convertible preferred stock needed to approve conversion into common stock		70.00%	70.00%			70.00%		70.00%	70.00%
Stock issued during the period shares stock options excercised		0	160,000	782,300		160,000	978,184	1,153,184	0
Proceeds from the exercise of stock options			$ 16,000	$ 73,000		$ 16,000	$ 89,000	$ 108,000
Share based compensation by share based payment arrangement number of shares authorized for issuance		47,571,987	47,571,987			47,571,987		47,571,987	47,571,987
Allocated share based compensation expense			$ 200,000	$ 100,000		$ 300,000	$ 200,000	$ 500,000	$ 600,000
Retained Earnings (Accumulated Deficit)	$ 15,500,000	$ (150,910,000)	$ (148,829,000)			$ (148,829,000)		$ (136,699,000)	$ (150,910,000)
Stockholders' Equity Note, Stock Split	10:1
Number of share options exercised during the current period		0	160,000	782,300		160,000	978,184	1,153,184	0
Stock Repurchased During Period, Shares		664,063
Stock Repurchased During Period, Value		$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value								$ 200,000
Share based compensation by share based arrangement award weighted average grant date fair value of options granted						$ 0.17		$ 0.14	$ 0.09
Number of share options (or share units) granted during the period						450,000		12,507,500
Non Employee [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement award weighted average grant date fair value of options granted								$ 0.09
Number of share options (or share units) granted during the period									0
Common Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock issued during the period shares stock options excercised			160,000	782,300	195,884
Share based compensation by share based arrangement number of shares available for grant		479,167							479,167
Stock issued during period shares								1,153,184	479,167
Stock Issued During Period, Shares, Stock Splits	3,798,725
Number of share options exercised during the current period			160,000	782,300	195,884
Number of Shares Available for Grant		479,167							479,167
Share-based Payment Arrangement, Employee [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement unrecognized compensation for options			$ 1,300,000			$ 1,300,000		$ 1,500,000
Share based compensation by share based arrangement unrecognized compensation for options weighted average remaining period for recognition						1 year 1 month 6 days		1 year 3 months 18 days
Share-based Payment Arrangement, Nonemployee [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement unrecognized compensation for options			$ 100,000			$ 100,000		$ 100,000
Share based compensation by share based arrangement unrecognized compensation for options weighted average remaining period for recognition						4 months 24 days		7 months 6 days
Two Thousand And Thirteen Amended Equity Incentive Plan [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement number of shares available for grant		12,042,661	1,273,525			1,273,525		1,376,962	12,042,661
Share based compensation by share based arrangement term						10 years		10 years
Number of Shares Available for Grant		12,042,661	1,273,525			1,273,525		1,376,962	12,042,661
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value						25.00%
Share based compensation by share based payment award vesting rights percentage						25.00%		25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value								25.00%
Share based compensation by share based payment award vesting rights percentage						25.00%		25.00%	25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award vesting rights percentage						25.00%		25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share Based Payment Award Tranche Four [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award vesting rights percentage						25.00%		25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Incentive Stock Options [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement term						10 years		10 years
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value						100.00%		100.00%	100.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Holders Of Ten Percent Or More Of All Classes Of Common Stock [Member] | Incentive Stock Options [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement term								5 years
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value						110.00%		110.00%
Percentage of voting power of all classes of common stock		10.00%	10.00%			10.00%		10.00%	10.00%
Condition For Conversion Of Redeemable Convertible Preferred Stock Into Common Stock [Member] | Maximum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Net assets								$ 250,000,000
Proceeds from initial public offering gross						$ 60,000,000
Condition For Conversion Of Redeemable Convertible Preferred Stock Into Common Stock [Member] | Minimum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Net assets			$ 250,000,000			$ 250,000,000				$ 250,000,000
Proceeds from initial public offering gross								$ 60,000,000	$ 60,000,000
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share						$ 0.0313184		$ 0.0313184	$ 0.0313184
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share						0.0390768		0.0390768	0.0390768
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share						$ 0.04112		$ 0.04112	$ 0.04112
Series C Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock issued during the period shares stock options excercised			0	0	0
Stock Issued During Period, Shares, Stock Splits	2,679,956
Number of share options exercised during the current period			0	0	0
Series C Convertible Preferred Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Proceeds from initial public offering gross	$ 20,400,000
Stock issued during period shares	39,732,517
Shares Issued, Price Per Share	$ 0.514
Series A Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock issued during the period shares stock options excercised			0	0	0
Stock Issued During Period, Shares, Stock Splits	25,815,503
Number of share options exercised during the current period			0	0	0
Series B Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock issued during the period shares stock options excercised			0	0	0
Stock Issued During Period, Shares, Stock Splits	9,491,800
Number of share options exercised during the current period			0	0	0